Deferred royalty obligation (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Royalty Obligation [Abstract]
Schedule of borrowings	Transaction costs associated with the subsequent disbursement were allocated to the embedded conversion option derivative and convertible loan as follows:

in KUSD	Embedded derivative	Convertible loan	Total
Fair value as of April 23, 2021	18,158	50,368	68,526
Allocation of transaction costs	(148)	(409)	(557)
Net carrying value of convertible loan as of April 23, 2021		49,959
The table below provides a rollforward of the Company’s debt obligation relating to the royalty purchase agreement.

(in KUSD)	As of December 31, 2021
Beginning liability balance	—
Proceeds from the sale of future royalties	225,000
Less: transaction costs	6,998
Less: royalty payments	213
Plus: interest expense	6,752
Plus: financial expense cumulative catch-up adjustment	936
Ending liability balance	225,477